LEASE (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Assets
Financing lease ROU assets	$ 1,510,894	¥ 236,908,226	¥ 208,611,550
Operating lease ROU assets	3,078,411	482,694,859	337,330,750
Total lease assets	4,589,305	719,603,085	545,942,300
Current
Finance leases	561,338	88,017,810	71,681,545
Operating leases	885,715	138,880,117	110,889,134
Total	1,447,053	226,897,927	182,570,679
Non-current
Finance leases	924,676	144,989,192	140,333,247
Operating leases	2,215,342	347,365,643	207,353,977
Total	$ 3,140,018	¥ 492,354,835	¥ 347,687,224